Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue:
Leasing	$ 55,649,323	$ 64,245,884	$ 73,372,413
Revenues	208,938,247	304,201,203	290,732,049
Costs of sales and operating expenses:
Cost of leasing	24,243,806	29,217,035	29,077,463
Total cost of sales	156,149,102	219,152,444	218,563,244
Gross profit	52,789,145	85,048,759	72,168,805
Selling, general, and administrative expenses	55,634,855	59,813,607	46,611,982
CARES Act proceeds	(12,692,702)
Transaction costs (recovered) incurred	(1,435,705)	3,176,797	51,360
Income from operation	11,282,697	22,058,355	25,505,463
Other income (expenses):
Interest expense, net	(1,644,969)	(3,006,663)	(2,374,881)
Other income, net	494,465	611,109	367,806
Total other expenses	(1,150,504)	(2,395,554)	(2,007,075)
Income from continuing operations before income tax provision	10,132,193	19,662,801	23,498,388
Income tax (expense) benefit	(1,649,680)	(4,163,663)	3,227,061
Net income from continuing operations	8,482,513	15,499,138	26,725,449
Discontinued operations:
Gain from discontinued operations			22,640,442
Loss on deconsolidation of discontinued operations	0		(1,380,102)
Total discontinued operations			21,260,340
Net income	8,482,513	15,499,138	47,985,789
Net income attributable to non-controlling interests			39,132,578
Net income attributable to AerSale Corporation	8,482,513	15,499,138	8,853,211
Dividends attributable to preferred stockholders		34,632,836	33,577,536
Net (loss) from continuing operations attributable to AerSale Corporation common shareholders	$ 8,482,513	$ (19,133,698)	$ (24,724,325)
Earnings (loss) per share - basic:
Earnings (loss) from continuing operations	$ 8.09	$ (516.98)	$ (185.14)
Earnings (loss) from continuing operations			(482.90)
Earnings (loss) per share - basic	8.09	(516.98)	(668.04)
Earnings (loss) per share - diluted:
Earnings (loss) from continuing operations	7.61	(516.98)	(185.14)
Loss from discontinued operations			(482.90)
Earnings (loss) per share - diluted	$ 7.61	$ (516.98)	$ (668.04)
Product
Net revenue:
Revenues	$ 49,390,126	$ 170,566,047	$ 178,580,286
Costs of sales and operating expenses:
Cost of products	49,889,691	131,671,553	157,524,530
Services
Net revenue:
Revenues	103,898,798	69,389,272	38,779,350
Costs of sales and operating expenses:
Total cost of sales	$ 82,015,605	$ 58,263,856	$ 31,961,251